LEASES - Maturity Analysis (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 51,748
2023	45,338
2024	25,660
2025	8,354
Total lease payments	131,100
Less: imputed interest	(9,891)
Present value of lease liabilities	¥ 121,209